Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues and Income from continuing operations before income taxes

The distribution between reportable segments of the Company’s net operating revenues, income from continuing operations before income taxes, expenditures for segment assets and total assets is summarized in the following tables (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues:
Hospital operations	$11,631,382	$10,813,383	$10,065,457
Corporate and all other	274,830	279,039	268,044

	$11,906,212	$11,092,422	$10,333,501

Income from continuing operations before income taxes:
Hospital operations	$720,215	$662,303	$590,389
Corporate and all other	(246,668)	(143,409)	(142,727)

	$473,547	$518,894	$447,662

Expenditures for segment assets:
Hospital operations	$737,391	$646,509	$543,969
Corporate and all other	39,322	20,869	15,105

	$776,713	$667,378	$559,074

	December 31,
	2011	2010
Total assets:
Hospital operations	$13,984,964	$13,398,314
Corporate and all other	1,223,876	1,299,809

	$15,208,840	$14,698,123